Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year(1)	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Other NEOs	Average Compensation Actually Paid to Other NEOs(3)	Value of Initial Fixed $100 Investment Based on Company TSR(4)	Value of Initial Fixed $100 Investment Based on Peer Group TSR(5)	Net Income (in millions)(6)	Company Selected Measure: Diluted EPS(7)
2025	$9,953,274	$16,402,906	$2,619,145	$3,937,876	$125.63	$124.18	$1,198.8	$7.46
2024	$13,738,568	$11,033,995	$2,127,076	$2,988,788	$134.60	$125.79	$1,042.9	$6.83
2023	$8,104,362	$6,531,772	$1,839,824	$1,857,435	$106.66	$94.62	$885.9	$6.10
2022	$4,839,562	$6,608,571	$1,628,311	$2,119,485	$118.45	$105.58	$774.4	$5.60
2021	$6,467,314	$4,568,698	$1,666,440	$1,614,393	$91.54	$95.82	$665.6	$5.12

Company Selected Measure Name	EPS
Named Executive Officers, Footnote	The CEO and other NEOs for the indicated years were as follows:
•For 2025, our CEO was J. Kevin Akers and our other NEOs were Christopher T. Forsythe, Jessica W. Bateman, John S. McDill, and Karen E. Hartsfield.
•For 2024, 2023 and 2022, our CEO was J. Kevin Akers and our other NEOs were Christopher T. Forsythe, John S. McDill, Karen E. Hartsfield, and J. Matt Robbins.
•For 2021, our CEO was J. Kevin Akers and our other NEOs were Christopher T. Forsythe, Karen E. Hartsfield, David J. Park, and J. Matt Robbins.

Peer Group Issuers, Footnote	Represents the weighted peer group TSR. The peer group used for this purpose is the Company’s proxy peer group as described in “Competitive Executive Compensation Benchmarking” above, and the companies that comprised such peer group were as follows:
•Alliant Energy Corporation
•Ameren Corporation
•Black Hills Corporation
•CenterPoint Energy, Inc.
•CMS Energy Corporation
•DTE Energy Company
•Evergy, Inc.
•National Fuel Gas Company
•NiSource Inc.
•OGE Energy Corp.
•ONE Gas, Inc.
•PPL Corporation
•Southwest Gas Holdings, Inc.
•Spire Inc.
•WEC Energy Group, Inc.
•Xcel Energy Inc.

PEO Total Compensation Amount	$ 9,953,274	$ 13,738,568	$ 8,104,362	$ 4,839,562	$ 6,467,314
PEO Actually Paid Compensation Amount	$ 16,402,906	11,033,995	6,531,772	6,608,571	4,568,698
Adjustment To PEO Compensation, Footnote	Amounts reported in this column are based on total compensation reported for our CEOs in the Summary Compensation Table (“SCT”) for the indicated fiscal years and adjusted as shown in the table below.

2025
Total Compensation for CEO as reported in the SCT for the covered year	$9,953,274
Deduct change in pension values reported in the SCT for the covered year	($1,508,081)
Deduct grant date fair value of equity awards reported in the SCT for the covered year	($5,179,057)
Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	($4,454)
Add fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	$5,552,718
Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	$1,401,176
Add dividends paid on outstanding time-based RSUs	$134,854
Add the change in fair value (whether positive or negative) from prior year end to the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	$3,827,050
Add the change in fair value (whether positive or negative) from prior year end to the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	$2,225,426
Deduct the fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year	$0
Compensation Actually Paid to CEO	$16,402,906

Non-PEO NEO Average Total Compensation Amount	$ 2,619,145	2,127,076	1,839,824	1,628,311	1,666,440
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,937,876	2,988,788	1,857,435	2,119,485	1,614,393
Adjustment to Non-PEO NEO Compensation Footnote	Amounts reported in this column are based on the average of the total compensation reported for our other NEOs in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below.

2025
Average Total Compensation for the Other NEOs as reported in the SCT for the covered year	$2,619,145
Deduct average change in pension values reported in the SCT for the covered year	($80,149)
Deduct average grant date fair value of equity awards reported in the SCT for the covered year	($1,203,418)
Add average pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	$12,772
Add average fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	$1,482,830
Add average fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	$112,079
Add average dividends paid on outstanding time-based RSUs	$25,650
Add average change in fair value (whether positive or negative) from prior year end to the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	$560,575
Add average change in fair value (whether positive or negative) from prior year end to the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	$408,392
Deduct average fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year	$0
Average Compensation Actually Paid to the Other NEOs	$3,937,876

Compensation Actually Paid vs. Total Shareholder Return
The following graph compares the compensation actually paid to our CEO, the average of the compensation actually paid to our other NEOs and the Company’s TSR performance. The graph also compares the Company’s TSR performance with the benchmarking peer group’s TSR performance. The Company’s and the benchmarking peer group’s TSR amounts assume that $100 was invested beginning on September 30, 2020, and assumes reinvestment of all dividends.
Compensation Actually Paid (CAP) versus Company TSR versus Peer Group TSR

¢	CAP to CEO	¢	CAP to Other NEOs	TSR	Peer Group TSR

Compensation Actually Paid vs. Net Income
The following graph compares the compensation actually paid to our CEO and the average of the compensation actually paid to our other NEOs with our net income.
Compensation Actually Paid (CAP) versus Net Income

¢	CAP to CEO	¢	CAP to Other NEOs	Net Income (in millions)

Compensation Actually Paid vs. Company Selected Measure
The following graph compares the compensation actually paid to our CEO and the average of the compensation actually paid to our other NEOs with our EPS.
Compensation Actually Paid (CAP) versus EPS

¢	CAP to CEO	¢	CAP to Other NEOs	Diluted EPS

Total Shareholder Return Vs Peer Group
The following graph compares the compensation actually paid to our CEO, the average of the compensation actually paid to our other NEOs and the Company’s TSR performance. The graph also compares the Company’s TSR performance with the benchmarking peer group’s TSR performance. The Company’s and the benchmarking peer group’s TSR amounts assume that $100 was invested beginning on September 30, 2020, and assumes reinvestment of all dividends.
Compensation Actually Paid (CAP) versus Company TSR versus Peer Group TSR

¢	CAP to CEO	¢	CAP to Other NEOs	TSR	Peer Group TSR

Tabular List, Table	Diluted Earnings Per Share •Total Shareholder Return •Relative Total Shareholder Return
Total Shareholder Return Amount	$ 125.63	134.60	106.66	118.45	91.54
Peer Group Total Shareholder Return Amount	124.18	125.79	94.62	105.58	95.82
Net Income (Loss)	$ 1,198,800,000	$ 1,042,900,000	$ 885,900,000	$ 774,400,000	$ 665,600,000
Company Selected Measure Amount	7.46	6.83	6.10	5.60	5.12
PEO Name	J. Kevin Akers
Additional 402(v) Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between "compensation actually paid" to our CEO and to our other NEOs and certain financial performance of the Company. Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. For further information concerning the Company’s Total Rewards strategy and how the Company aligns executive compensation with the Company’s performance, refer to the “Compensation Discussion and Analysis,” beginning on page 35.
Fair value of equity awards was computed consistent with the Company’s methodology used for financial reporting purposes.
Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.
	Cumulative total shareholder return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the share price at the end and the beginning of the measurement period by the share price at the beginning of the measurement period. For purposes of these amounts, the beginning of the measurement period is the last trading day before the 2021 fiscal year.Represents the amount of net income reflected in the Company’s audited financial statements for the applicable year.In accordance with SEC rules, the Company is required to include in the Pay versus Performance table the “most important” financial performance measure (as determined by the Company) used to link compensation actually paid to our NEOs to Company performance for the most recently completed fiscal year. The Company determined EPS, which is a metric included in our incentive program, meets this requirement and therefore, we have included this performance measure in the Pay versus Performance table. EPS is as reflected in the Company’s audited financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	Diluted Earnings Per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,508,081)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,454)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,179,057)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,552,718
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,827,050
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,401,176
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,225,426
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	134,854
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(80,149)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,772
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,203,418)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,482,830
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	560,575
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	112,079
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	408,392
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 25,650